Asset Retirement Provision	12 Months Ended
Dec. 31, 2022
Asset Retirement Provision [Abstract]
ASSET RETIREMENT PROVISION

NOTE 20:ASSET RETIREMENT PROVISION

	As of December 31,	As of December 31,
	2022	2021
Balance as of January 1,	239	209
Additions during the period	1,701	91
Accretion expense	93	19
Effect of change in the foreign exchange rate	(54)	—
Balance as of December 31,	1,979	319
Less current portion of asset retirement provision included in accounts payable and accrued liabilities	—	(80)
Non-current portion of asset retirement provision	1,979	239

As of December 31, 2022, the Company estimated the costs of restoring its leased premises to their original state at the end of their respective lease terms to be $3,950 (December 31, 2021: $391), discounted to present value of $1,979 (December 31, 2021: $239) using discount rates between 7% and 10% (December 31, 2021: 8%) over the lease periods, which were estimated to range from seven to ten years depending on the location.